Commitments, Guarantees, and Contingent Liabilities (Minimum Future Rentals on Non-Cancelable Operating Leases) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017
Schedule of Operating Leases [Line Items]
Within one year	¥ 7,625	¥ 6,713
More than one year	59,313	57,805
Total	¥ 66,938	¥ 64,518